Customers and Other Financing and Non-Financing Accounts Receivable - Schedule of Breakdown of Accounts Receivable Based on Credit History (Detail) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Domestic customers
Trade and Other Receivables [Line Items]
Total domestic customers, net	$ 90,666,378	$ 86,225,287
Domestic customers | Total
Trade and Other Receivables [Line Items]
Total domestic customers, net	102,273,446	94,383,984
Domestic customers | Current
Trade and Other Receivables [Line Items]
Total domestic customers, net	89,172,793	84,445,056
Domestic customers | 1 to 30 days
Trade and Other Receivables [Line Items]
Total domestic customers, net	548,374	437,409
Domestic customers | 31 to 60 days
Trade and Other Receivables [Line Items]
Total domestic customers, net	114,307	219,618
Domestic customers | 61 to 90 days
Trade and Other Receivables [Line Items]
Total domestic customers, net	9,679	164,720
Domestic customers | More than 90 days
Trade and Other Receivables [Line Items]
Total domestic customers, net	12,428,293	9,117,181
Domestic customers | Impaired (reserved)
Trade and Other Receivables [Line Items]
Total domestic customers, net	(11,607,068)	(8,158,697)
Export customers
Trade and Other Receivables [Line Items]
Total domestic customers, net	21,328,100	40,507,888
Export customers | Total
Trade and Other Receivables [Line Items]
Total domestic customers, net	47,049,679	56,745,855
Export customers | Current
Trade and Other Receivables [Line Items]
Total domestic customers, net	21,088,823	33,799,362
Export customers | 1 to 30 days
Trade and Other Receivables [Line Items]
Total domestic customers, net	8,237	5,673,672
Export customers | 31 to 60 days
Trade and Other Receivables [Line Items]
Total domestic customers, net	130	259,797
Export customers | 61 to 90 days
Trade and Other Receivables [Line Items]
Total domestic customers, net	118	56,352
Export customers | More than 90 days
Trade and Other Receivables [Line Items]
Total domestic customers, net	25,952,371	16,956,672
Export customers | Impaired (reserved)
Trade and Other Receivables [Line Items]
Total domestic customers, net	$ (25,721,579)	$ (16,237,967)